SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
January 1,	$ 1,247	$ 1,179
Charges to expenses	2,100	530
Write offs	(864)	(426)
Foreign currency translation adjustments	14	(36)
December 31,	$ 2,497	$ 1,247